COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of payment for commitments

Year Ending December 31:	$
2022	67,448
2023	49,475
2024	50,948
Total	167,871